OPERATIONAL CONTEXT - Corporate Restructuring of Itaipu Binacional (Details) - 12 months ended Dec. 31, 2022 - Itaipu Binacional R$ in Thousands, $ in Thousands	BRL (R$) installment	USD ($) installment
DISCONTINUED OPERATIONS
Percentage of interest transferred	50.00%	50.00%
Number of monthly installments for receipt of consideration for transfer of interest | installment	240	240
Percentage of interest on consideration receivable on transfer of interest	4.76%	4.76%
Consideration for the transfer	R$ 1,082,275	$ 208,262
Write-off of equity interest	(185,617)
Gain on transfer	R$ 896,658